Leases	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
Leases

Note 15. Leases

The Company’s operating lease expenses are recognized on a straight-line basis .Operating lease cost for the twelve months ended December 31, 2020 and 2019, were as follows:

	December 31,	December 31,
	2020	2019
	(U.S. $ in thousands)
Operating lease cost:
Fixed payments and variable payments that depend on an index or rate	10,102	8,564
Total operating lease cost	10,102	8,564

Cash flow and other information related to operating leases were as follows:

	December 31,	December 31,
	2020	2019
	(U.S. $ in thousands)
Cash paid for amounts included in the measurement of lease liabilities	10,559	9,685
Right-of-use assets obtained in exchange for new operating lease liabilities	10,008	7,246

	December 31,	December 31,
	2020	2019
Weighted-average remaining lease term — operating leases	3.00 years	3.18 years
Weighted-average discount rate — operating leases	4.78%	4.72%

Maturities of operating lease liabilities were as follows:

December 31,
2020
(U.S. $ in thousands)
2021	9,508
2022	6,667
2023	4,616
2024	2,120
2025	449
2026 and thereafter	48
Total operating lease payments	23,408
Less: imputed interest	(1,559)
Present value of lease liabilities	21,849